Nature of Operations - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Limited Partners' Capital Account [Line Items]
Percentage of Owning Units by Limited Partners of Outstanding Units of Each Series Having Right of Dissolution of Fund	50.00%
Minimum Notice Period for Dissolution	90 days
Minimum Aggregate Net Assets Position Not Resulting in Dissolution	$ 500,000
Period to Cease the General Partner of Fund	120 days
SUPERFUND GOLD, L.P.- SERIES A
Limited Partners' Capital Account [Line Items]
Targeted Average Ratio of Margin to Equity Percentage	20.00%
SUPERFUND GOLD, L.P.- SERIES B
Limited Partners' Capital Account [Line Items]
Targeted Average Ratio of Margin to Equity Percentage	30.00%
Leverage ratio used for implementation of fund's futures and forward trading program	1.5